Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
General and administrative expenses	$ 1,391,007	$ 128,476	$ 4,944,523
Loss from operations	(1,391,007)	(128,476)	(4,944,523)
Other income (expense)
Change in fair value of derivative warrant liabilities	5,251,820	271,160	(10,799,940)
Financing costs – warrant liabilities		(462,620)	(462,620)
Net gain on investments held in Trust Account	24,553	153	12,421
Total other income (expense)	5,276,373	(191,307)	(11,250,139)
Net loss	$ 3,885,366	$ (319,783)	$ (16,194,662)
Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding of basic and diluted (in Shares)	31,116,305	3,067,805	25,360,688
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.1	$ (0.03)	$ (0.49)
Class B Ordinary Shares
Other income (expense)
Weighted average shares outstanding of basic and diluted (in Shares)	7,779,076	6,964,134	7,611,848
Basic and diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.1	$ (0.3)	$ (0.49)